Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129658
Average Annual Return [Line Items]
Average Annual Return, Percent	23.04%	10.81%		8.59%
Without Sales Load [Member] | C000129659
Average Annual Return [Line Items]
Average Annual Return, Percent	22.79%	10.53%		8.32%
Without Sales Load [Member] | C000169040
Average Annual Return [Line Items]
Average Annual Return, Percent	23.24%	11.00%	11.13%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.05%	10.75%		8.34%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.05%	10.75%		8.34%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.05%	10.75%	10.71%